STOCK REPURCHASE PROGRAM (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 31, 2015
Share repurchase program, shares authorized				500,000
Repurchased of shares ordinary shares	37,680
Payment for repurchase of common share	$ 36,810	$ 58,735